                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ---------
  This Amendment (Check only one.): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Cincinnati Life Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:

  /s/ Kenneth S. Miller            Fairfield, Ohio       February 14, 2005
  ---------------------------   ---------------------  ---------------------



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers                                          1

Form 13F Information Table Entry Total:                                    25

Form 13F Information Table Value Total:                                  444,016

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No._____________

                                     COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5      SH/PRN      PUT/CALL
                                     TITLE OF
                                      CLASS       CUSIP      FMV (000)      SHARES
ALLIANCE CAPITAL MGMT HLDG LTD       Common      01855A101    47,204       1,123,900     SH
ALLTEL CORP                          Common      020039103    55,234         940,000     SH
CINERGY CORP                         Common      172474108    22,376         537,500     SH
COMMERCIAL NET LEASE REALTY          Common      202218103     8,520         413,600     SH
DEVELOPERS DIVERSIFIED REALTY        Common      251591103    19,967         450,000     SH
DUKE REALTY CORP                     Common      264411505     5,787         169,500     SH
EXXON MOBIL CORPORATION              Common      30231G102    20,812         406,000     SH
FIFTH THIRD BANCORP                  Common      316773100    49,009       1,036,125     SH
FIRST MERIT CORPORATION              Common      337915102     2,849         100,000     SH
FORTUNE BRANDS INC                   Common      349631101     7,718         100,000     SH
GENERAL ELECTRIC CO.                 Common      369604103     3,650         100,000     SH
GLIMCHER REALTY TRUST                Common      379302102    24,939         900,000     SH
JOHNSON & JOHNSON                    Common      478160104     7,928         125,000     SH
LINCOLN NATIONAL CORP                Common      534187109     7,002         150,000     SH
MERCK & COMPANY                      Common      589331107    17,356         540,000     SH
NATIONAL CITY CORPORATION            Common      635405103    60,382       1,608,032     SH
PNC FINANCIAL SERVICES GROUP         Common      693475105    14,021         244,100     SH
PFIZER INC                           Common      717081103     3,361         125,000     SH
PIEDMONT NATURAL GAS                 Common      720186105       474          20,400     SH
SKY FINANCIAL GROUP INC              Common      83080P103     8,770         305,900     SH
SYSCO CORP                           Common      871829107       954          25,000     SH
U S BANCORP                          Common      902973304     7,830         250,000     SH
WELLS FARGO & CO                     Common      949746101    23,617         380,000     SH
WYETH                                Common      983024100    21,295         500,000     SH
PARTNERRE LTD                        Common      G6852T105     2,962          47,828     SH

                                                             444,016      10,597,885

                                      COLUNM 6      COLUNM 7    COLUNM 8
                                     INVESTMENT
          ISSUER                        DIS         OTH MGRS      SOLE        SHARED      NONE
ALLIANCE CAPITAL MGMT HLDG LTD         SHARED          01           -        1,123,900      -
ALLTEL CORP                            SHARED          01           -          940,000      -
CINERGY CORP                           SHARED          01           -          537,500      -
COMMERCIAL NET LEASE REALTY            SHARED          01           -          413,600      -
DEVELOPERS DIVERSIFIED REALTY          SHARED          01           -          450,000      -
DUKE REALTY CORP                       SHARED          01           -          169,500      -
EXXON MOBIL CORPORATION                SHARED          01           -          406,000      -
FIFTH THIRD BANCORP                    SHARED          01           -        1,036,125      -
FIRST MERIT CORPORATION                SHARED          01           -          100,000      -
FORTUNE BRANDS INC                     SHARED          01           -          100,000      -
GENERAL ELECTRIC CO.                   SHARED          01           -          100,000      -
GLIMCHER REALTY TRUST                  SHARED          01           -          900,000      -
JOHNSON & JOHNSON                      SHARED          01           -          125,000      -
LINCOLN NATIONAL CORP                  SHARED          01           -          150,000      -
MERCK & COMPANY                        SHARED          01           -          540,000      -
NATIONAL CITY CORPORATION              SHARED          01           -        1,608,032      -
PNC FINANCIAL SERVICES GROUP           SHARED          01           -          244,100      -
PFIZER INC                             SHARED          01           -          125,000      -
PIEDMONT NATURAL GAS                   SHARED          01           -           20,400      -
SKY FINANCIAL GROUP INC                SHARED          01           -          305,900      -
SYSCO CORP                             SHARED          01           -           25,000      -
U S BANCORP                            SHARED          01           -          250,000      -
WELLS FARGO & CO                       SHARED          01           -          380,000      -
WYETH                                  SHARED          01           -          500,000      -
PARTNERRE LTD                          SHARED          01           -           47,828      -

                                                                            10,597,885